Financial instruments and financial risk factors - Disclosure of Detailed Information of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Li Cycle Holdings Corp [member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 665,148,172	$ 12,159,399
Recurring fair value measurement [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of assets [line items]
Assets	4,072,701	571,300
Recurring fair value measurement [member] | Accounts Receivable [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,072,701	571,300
Recurring fair value measurement [member] | Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Assets	4,072,701	571,300
Recurring fair value measurement [member] | Other Receivables [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 4,072,701	$ 571,300